Retirement Plan - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Employer contributions to retirement plans	$ 0.3
Predecessor
Employer contributions to retirement plans		$ 2.3	$ 2.8	$ 4.1